Portfolio of Investments
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	29,100
WMI Holdings Corp. Escrow(a),(b),(c)	1,075	—
Total		29,100
Total Financials		29,100
Total Common Stocks (Cost $1,077,470)		29,100

Corporate Bonds & Notes 88.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 3.2%
BAE Systems PLC(d)
04/15/2030	3.400%	3,615,000	4,085,130
Boeing Co. (The)
08/01/2059	3.950%	4,720,000	4,318,741
Bombardier, Inc.(d)
10/15/2022	6.000%	158,000	146,015
12/01/2024	7.500%	337,000	272,801
Moog, Inc.(d)
12/15/2027	4.250%	139,000	141,623
Northrop Grumman Corp.
01/15/2028	3.250%	17,710,000	20,266,745
Raytheon Technologies Corp.(d)
03/15/2022	2.800%	6,937,000	7,174,171
TransDigm, Inc.(d)
12/15/2025	8.000%	224,000	243,082
03/15/2026	6.250%	1,032,000	1,089,022
TransDigm, Inc.
06/15/2026	6.375%	622,000	609,841
03/15/2027	7.500%	149,000	151,982
Subordinated
11/15/2027	5.500%	666,000	631,619
Total			39,130,772
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	265,000	262,705
Automotive 0.5%
Clarios Global LP(d)
05/15/2025	6.750%	88,000	94,657
Delphi Technologies PLC(d)
10/01/2025	5.000%	129,000	142,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
04/21/2023	8.500%	68,000	75,505
04/22/2025	9.000%	67,000	78,928
04/22/2030	9.625%	20,000	26,310
Ford Motor Credit Co. LLC
03/18/2021	3.336%	618,000	620,120
09/08/2024	3.664%	1,168,000	1,176,697
06/16/2025	5.125%	256,000	272,386
General Motors Co.
04/01/2048	5.400%	1,840,000	2,025,359
IAA Spinco, Inc.(d)
06/15/2027	5.500%	298,000	317,652
IHO Verwaltungs GmbH(d),(e)
05/15/2029	6.375%	3,000	3,095
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	355,000	358,712
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	68,000	72,782
05/15/2027	8.500%	266,000	279,994
Total			5,544,731
Banking 9.7%
American Express Co.
08/01/2022	2.500%	9,590,000	9,966,170
02/27/2023	3.400%	4,365,000	4,674,619
Bank of America Corp.(f)
07/23/2031	1.898%	23,320,000	23,693,148
Capital One Financial Corp.
01/31/2028	3.800%	3,370,000	3,801,679
Citigroup, Inc.(f)
06/03/2031	2.572%	10,510,000	11,170,773
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	6,290,000	6,764,696
07/08/2044	4.800%	2,430,000	3,329,811
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	21,955,000	24,021,485
Morgan Stanley(f)
01/22/2031	2.699%	6,215,000	6,773,734
Washington Mutual Bank(b),(c),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	8,670,000	9,506,744
Columbia Corporate Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(f)
10/30/2030	2.879%	5,925,000	6,434,153
02/11/2031	2.572%	7,195,000	7,637,428
Total			117,783,965
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group Holdings, Inc.(d)
08/01/2027	10.750%	81,000	81,460
AG Issuer LLC(d)
03/01/2028	6.250%	78,000	78,962
NFP Corp.(d)
05/15/2025	7.000%	59,000	63,847
07/15/2025	6.875%	310,000	320,518
NFP Corp.(d),(h)
08/15/2028	6.875%	541,000	541,791
Total			1,086,578
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(d)
05/15/2026	5.875%	732,000	774,906
01/15/2028	4.000%	455,000	472,959
Beacon Roofing Supply, Inc.(d)
11/01/2025	4.875%	289,000	283,471
11/15/2026	4.500%	497,000	509,052
Core & Main LP(d)
08/15/2025	6.125%	568,000	584,977
James Hardie International Finance DAC(d)
01/15/2025	4.750%	104,000	107,236
01/15/2028	5.000%	204,000	216,801
Summit Materials LLC/Finance Corp.(d),(h)
01/15/2029	5.250%	45,000	46,676
Total			2,996,078
Cable and Satellite 2.4%
CCO Holdings LLC/Capital Corp.(d)
05/01/2025	5.375%	319,000	329,276
02/15/2026	5.750%	481,000	503,315
05/01/2027	5.125%	324,000	344,234
03/01/2030	4.750%	1,263,000	1,349,599
08/15/2030	4.500%	246,000	260,958
02/01/2031	4.250%	276,000	288,177
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	5,815,000	7,025,207
04/01/2051	3.700%	4,270,000	4,497,731
Comcast Corp.
01/15/2051	2.800%	4,820,000	5,252,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(d)
05/15/2026	5.500%	802,000	841,135
04/15/2027	5.500%	137,000	146,733
02/01/2029	6.500%	829,000	949,008
01/15/2030	5.750%	664,000	736,730
12/01/2030	4.125%	487,000	513,931
DISH DBS Corp.
06/01/2021	6.750%	137,000	141,683
11/15/2024	5.875%	255,000	266,782
07/01/2026	7.750%	748,000	839,517
DISH DBS Corp.(d)
07/01/2028	7.375%	241,000	255,578
Radiate HoldCo LLC/Finance, Inc.(d)
02/15/2025	6.625%	410,000	420,276
Sirius XM Radio, Inc.(d)
07/15/2024	4.625%	385,000	405,300
07/15/2026	5.375%	545,000	575,960
07/01/2030	4.125%	461,000	486,539
Virgin Media Finance PLC(d)
07/15/2030	5.000%	556,000	578,849
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	168,000	183,116
08/15/2030	4.500%	261,000	279,126
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	90,000	95,601
Ziggo Bond Finance BV(d)
01/15/2027	6.000%	501,000	532,072
Ziggo BV(d)
01/15/2027	5.500%	264,000	278,132
Total			28,377,488
Chemicals 0.6%
Alpha 2 BV(d),(e)
06/01/2023	8.750%	222,000	224,220
Angus Chemical Co.(d)
02/15/2023	8.750%	297,000	305,185
Atotech U.S.A., Inc.(d)
02/01/2025	6.250%	353,000	363,136
Axalta Coating Systems LLC(d)
08/15/2024	4.875%	324,000	332,826
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	265,000	277,237
CF Industries, Inc.
03/15/2034	5.150%	85,000	99,111
03/15/2044	5.375%	34,000	41,484
Chemours Co. (The)
05/15/2023	6.625%	160,000	161,657
Dow Chemical Co. (The)
11/15/2042	4.375%	1,260,000	1,465,279

2	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	40,000	42,878
INEOS Group Holdings SA(d)
08/01/2024	5.625%	398,000	400,014
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	276,000	284,220
LYB International Finance III LLC
05/01/2050	4.200%	1,105,000	1,271,326
Minerals Technologies, Inc.(d)
07/01/2028	5.000%	189,000	195,608
Platform Specialty Products Corp.(d)
12/01/2025	5.875%	562,000	586,404
PQ Corp.(d)
12/15/2025	5.750%	247,000	254,510
SPCM SA(d)
09/15/2025	4.875%	169,000	174,256
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	541,000	577,493
WR Grace & Co-Conn(d)
06/15/2027	4.875%	276,000	293,899
Total			7,350,743
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	169,000	175,758
Herc Holdings, Inc.(d)
07/15/2027	5.500%	315,000	333,866
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	278,430
12/15/2026	6.500%	170,000	187,911
05/15/2027	5.500%	97,000	104,432
11/15/2027	3.875%	80,000	84,031
United Rentals North America, Inc.(h)
02/15/2031	3.875%	181,000	181,000
Total			1,345,428
Consumer Cyclical Services 0.2%
ADT Corp. (The)
07/15/2022	3.500%	241,000	247,678
APX Group, Inc.
12/01/2022	7.875%	354,000	358,191
09/01/2023	7.625%	181,000	172,942
11/01/2024	8.500%	400,000	412,289
ASGN, Inc.(d)
05/15/2028	4.625%	186,000	190,105
Expedia Group, Inc.(d)
05/01/2025	6.250%	31,000	33,866
05/01/2025	7.000%	94,000	101,343
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(d)
08/15/2026	6.750%	293,000	315,701
Match Group, Inc.(d)
06/01/2028	4.625%	174,000	183,768
Staples, Inc.(d)
04/15/2026	7.500%	71,000	62,302
04/15/2027	10.750%	56,000	36,248
Uber Technologies, Inc.(d)
11/01/2023	7.500%	100,000	104,022
05/15/2025	7.500%	272,000	289,222
Total			2,507,677
Consumer Products 0.2%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	196,000	210,257
Energizer Holdings, Inc.(d)
07/15/2026	6.375%	401,000	427,718
01/15/2027	7.750%	333,000	370,167
Mattel, Inc.(d)
12/31/2025	6.750%	281,000	299,928
12/15/2027	5.875%	318,000	343,840
Mattel, Inc.
11/01/2041	5.450%	54,000	48,665
Newell Brands, Inc.
06/01/2025	4.875%	92,000	100,018
Prestige Brands, Inc.(d)
03/01/2024	6.375%	149,000	154,587
01/15/2028	5.125%	106,000	111,158
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	61,000	64,597
Spectrum Brands, Inc.
07/15/2025	5.750%	209,000	216,229
Valvoline, Inc.(d)
08/15/2025	4.375%	258,000	266,455
02/15/2030	4.250%	167,000	175,369
Total			2,788,988
Diversified Manufacturing 0.9%
3M Co.
08/26/2049	3.250%	1,210,000	1,472,580
BWX Technologies, Inc.(d)
07/15/2026	5.375%	98,000	102,490
06/30/2028	4.125%	231,000	241,396
Carrier Global Corp.(d)
04/05/2040	3.377%	3,235,000	3,490,314
04/05/2050	3.577%	3,870,000	4,294,893
CFX Escrow Corp.(d)
02/15/2024	6.000%	76,000	79,990
02/15/2026	6.375%	91,000	98,566

Columbia Corporate Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(d)
01/15/2026	6.250%	459,000	481,020
MTS Systems Corp.(d)
08/15/2027	5.750%	233,000	226,646
Resideo Funding, Inc.(d)
11/01/2026	6.125%	186,000	188,758
Welbilt, Inc.
02/15/2024	9.500%	103,000	97,560
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	302,000	331,634
06/15/2028	7.250%	235,000	256,786
Total			11,362,633
Electric 19.5%
AEP Texas, Inc.
01/15/2050	3.450%	7,590,000	9,100,929
AES Corp. (The)
05/15/2026	6.000%	216,000	229,232
Berkshire Hathaway Energy Co.(d)
10/15/2050	4.250%	1,135,000	1,549,193
Calpine Corp.(d)
06/01/2026	5.250%	246,000	255,890
02/15/2028	4.500%	357,000	371,478
03/15/2028	5.125%	292,000	303,623
Calpine Corp.(d),(h)
02/01/2029	4.625%	65,000	65,734
02/01/2031	5.000%	81,000	83,127
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,750,813
Clearway Energy Operating LLC
10/15/2025	5.750%	187,000	199,890
09/15/2026	5.000%	121,000	126,867
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	288,000	309,084
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,922,968
11/15/2025	3.600%	8,564,000	9,607,469
02/15/2027	2.950%	9,221,000	9,938,566
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	1,117,865
04/01/2050	3.950%	1,565,000	2,013,177
DTE Energy Co.
10/01/2026	2.850%	26,181,000	28,463,767
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,774,467
06/01/2030	2.450%	5,555,000	6,015,436
09/01/2046	3.750%	2,020,000	2,485,179
Duke Energy Indiana LLC
04/01/2050	2.750%	940,000	1,039,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	6,858,000	8,914,336
Eversource Energy
10/01/2024	2.900%	5,000,000	5,414,454
01/15/2025	3.150%	2,695,000	2,943,106
Georgia Power Co.
01/30/2050	3.700%	9,660,000	11,674,955
Indiana Michigan Power Co.
07/01/2047	3.750%	1,710,000	2,093,997
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	588,000	643,482
NRG Energy, Inc.
01/15/2027	6.625%	484,000	518,734
01/15/2028	5.750%	7,000	7,705
NRG Energy, Inc.(d)
06/15/2029	5.250%	263,000	290,230
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	608,000	721,020
Oncor Electric Delivery Co. LLC(d)
05/15/2050	3.700%	2,885,000	3,763,315
Pacific Gas and Electric Co.
08/01/2050	3.500%	1,615,000	1,655,418
PacifiCorp
09/15/2030	2.700%	1,920,000	2,172,809
PacifiCorp.
02/15/2050	4.150%	2,045,000	2,792,175
Pattern Energy Group, Inc.(d)
02/01/2024	5.875%	128,000	131,893
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	115,000	121,805
Pennsylvania Electric Co.(d)
06/01/2029	3.600%	5,357,000	5,998,887
PG&E Corp.
07/01/2028	5.000%	105,000	108,131
07/01/2030	5.250%	79,000	82,232
Pinnacle West Capital Corp.
06/15/2025	1.300%	8,845,000	9,055,281
PPL Capital Funding, Inc.
04/15/2030	4.125%	2,135,000	2,505,843
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	21,312,463
San Diego Gas & Electric Co.
04/15/2050	3.320%	2,620,000	3,143,072
Sierra Pacific Power Co.
05/01/2026	2.600%	4,610,000	5,021,179

4	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2043	4.650%	295,000	373,981
04/01/2047	4.000%	680,000	804,867
02/01/2050	3.650%	1,665,000	1,903,147
Southern Co. (The)
07/01/2021	2.350%	1,954,000	1,985,823
Vistra Operations Co. LLC(d)
09/01/2026	5.500%	159,000	168,098
02/15/2027	5.625%	408,000	437,571
07/31/2027	5.000%	252,000	268,066
WEC Energy Group, Inc.
06/15/2021	3.375%	3,115,000	3,198,072
06/15/2025	3.550%	14,637,000	16,426,421
Xcel Energy, Inc.
12/01/2026	3.350%	8,220,000	9,395,299
06/01/2030	3.400%	13,231,000	15,558,358
12/01/2049	3.500%	1,320,000	1,603,039
Total			235,933,310
Environmental 0.1%
Clean Harbors, Inc.(d)
07/15/2029	5.125%	61,000	65,558
GFL Environmental, Inc.(d)
06/01/2025	4.250%	95,000	98,811
12/15/2026	5.125%	364,000	386,828
05/01/2027	8.500%	462,000	518,187
Hulk Finance Corp.(d)
06/01/2026	7.000%	91,000	96,990
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	10,000	10,192
Total			1,176,566
Finance Companies 2.4%
Alliance Data Systems Corp.(d)
12/15/2024	4.750%	58,000	53,916
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	12,059,131
11/15/2035	4.418%	13,565,000	13,965,758
Global Aircraft Leasing Co., Ltd.(d),(e)
09/15/2024	6.500%	213,000	132,573
Navient Corp.
07/26/2021	6.625%	258,000	264,756
01/25/2023	5.500%	508,000	520,865
10/25/2024	5.875%	111,000	113,183
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	383,000	365,784
Quicken Loans, Inc.(d)
05/01/2025	5.750%	577,000	595,592
01/15/2028	5.250%	95,000	102,565
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	585,000	637,625
03/15/2025	6.875%	173,000	193,514
06/01/2025	8.875%	102,000	115,345
Total			29,120,607
Food and Beverage 8.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	18,596,000	23,825,892
Bacardi Ltd.(d)
05/15/2038	5.150%	3,015,000	3,753,028
05/15/2048	5.300%	6,475,000	8,722,579
Conagra Brands, Inc.
10/22/2021	3.800%	10,585,000	11,009,394
11/01/2048	5.400%	2,960,000	4,304,920
Cott Holdings, Inc.(d)
04/01/2025	5.500%	240,000	249,073
Diageo Capital PLC
04/29/2030	2.000%	5,770,000	6,147,506
04/29/2032	2.125%	3,710,000	3,991,073
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	323,000	316,666
JBS USA LUX SA/Food Co./Finance, Inc.(d)
01/15/2030	5.500%	230,000	254,193
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	12,998,000	13,530,004
Lamb Weston Holdings, Inc.(d)
05/15/2028	4.875%	83,000	92,878
Mars, Inc.(d)
04/01/2059	4.200%	3,200,000	4,414,277
Molson Coors Brewing Co.
07/15/2021	2.100%	654,000	661,944
07/15/2046	4.200%	670,000	701,517
Mondelez International, Inc.
07/01/2022	0.625%	8,115,000	8,157,788
05/04/2025	1.500%	11,610,000	12,050,006
Performance Food Group, Inc.(d)
05/01/2025	6.875%	200,000	215,652
10/15/2027	5.500%	104,000	107,264
Pilgrim’s Pride Corp.(d)
03/15/2025	5.750%	317,000	325,896
09/30/2027	5.875%	415,000	439,184
Post Holdings, Inc.(d)
03/01/2027	5.750%	788,000	839,131
04/15/2030	4.625%	736,000	774,218
Tyson Foods, Inc.
08/23/2021	2.250%	356,000	361,765
Total			105,245,848

Columbia Corporate Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.4%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	90,000	99,286
12/01/2027	4.750%	215,000	206,356
Boyd Gaming Corp.
04/01/2026	6.375%	127,000	129,603
08/15/2026	6.000%	8,000	8,085
Caesars Resort Collection LLC/CRC Finco, Inc.(d)
10/15/2025	5.250%	226,000	203,570
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	103,000	107,533
07/01/2025	6.250%	429,000	447,324
07/01/2027	8.125%	214,000	218,537
International Game Technology PLC(d)
02/15/2022	6.250%	312,000	325,987
02/15/2025	6.500%	426,000	457,896
01/15/2029	5.250%	200,000	204,111
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
06/15/2025	4.625%	166,000	174,759
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	122,000	127,393
02/01/2027	5.750%	154,000	167,950
01/15/2028	4.500%	594,000	606,618
Scientific Games International, Inc.(d)
07/01/2025	8.625%	163,000	163,814
10/15/2025	5.000%	403,000	399,919
03/15/2026	8.250%	378,000	377,485
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	176,000	181,203
12/01/2029	4.625%	142,000	149,363
08/15/2030	4.125%	156,000	157,764
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	92,000	86,489
Wynn Resorts Finance LLC/Capital Corp.(d)
04/15/2025	7.750%	94,000	98,812
Total			5,099,857
Health Care 5.5%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	245,000	248,747
03/01/2024	6.500%	212,000	218,867
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	258,000	273,779
Avantor Funding, Inc.(d)
07/15/2028	4.625%	334,000	353,632
Becton Dickinson and Co.
11/08/2021	3.125%	14,645,000	15,115,326
06/06/2024	3.363%	12,575,000	13,677,155
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(d)
03/01/2025	5.750%	681,000	696,034
Charles River Laboratories International, Inc.(d)
04/01/2026	5.500%	168,000	177,570
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	184,000	185,786
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	256,000	258,820
Cigna Corp.
10/15/2028	4.375%	12,450,000	15,031,331
CVS Health Corp.
03/25/2048	5.050%	8,530,000	11,755,471
Encompass Health Corp.
02/01/2028	4.500%	224,000	235,285
02/01/2030	4.750%	123,000	129,953
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,456,194
HCA, Inc.
02/01/2029	5.875%	184,000	224,252
09/01/2030	3.500%	399,000	420,346
Hill-Rom Holdings, Inc.(d)
02/15/2025	5.000%	212,000	219,598
MPH Acquisition Holdings LLC(d)
06/01/2024	7.125%	225,000	230,823
Ortho-Clinical Diagnostics, Inc./SA(d)
06/01/2025	7.375%	66,000	70,638
02/01/2028	7.250%	69,000	72,324
Select Medical Corp.(d)
08/15/2026	6.250%	314,000	338,267
Teleflex, Inc.
06/01/2026	4.875%	286,000	300,300
Teleflex, Inc.(d)
06/01/2028	4.250%	78,000	83,548
Tenet Healthcare Corp.
06/15/2023	6.750%	109,000	115,014
08/01/2025	7.000%	249,000	257,657
Tenet Healthcare Corp.(d)
04/01/2025	7.500%	202,000	223,552
01/01/2026	4.875%	405,000	423,452
02/01/2027	6.250%	319,000	338,651
11/01/2027	5.125%	478,000	507,069
06/15/2028	4.625%	90,000	94,604
Total			66,734,045
Healthcare Insurance 1.1%
Aetna, Inc.
08/15/2047	3.875%	862,000	1,019,215

6	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(d)
06/01/2026	5.375%	407,000	434,997
Centene Corp.
12/15/2027	4.250%	418,000	445,197
12/15/2029	4.625%	546,000	609,770
02/15/2030	3.375%	1,789,000	1,893,634
UnitedHealth Group, Inc.
08/15/2039	3.500%	3,662,000	4,478,834
05/15/2040	2.750%	3,515,000	3,946,495
Total			12,828,142
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	195,000	221,006
Meritage Homes Corp.
06/01/2025	6.000%	330,000	371,674
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	171,000	175,440
Taylor Morrison Communities, Inc.(d)
01/15/2028	5.750%	193,000	216,654
08/01/2030	5.125%	355,000	387,559
TRI Pointe Group, Inc.
06/15/2028	5.700%	64,000	70,499
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	124,411
Total			1,567,243
Independent Energy 1.1%
Apache Corp.
02/01/2042	5.250%	150,000	144,568
04/15/2043	4.750%	70,000	66,638
01/15/2044	4.250%	107,000	95,765
Callon Petroleum Co.
07/01/2026	6.375%	822,000	246,139
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,287,927
Centennial Resource Production LLC(d)
01/15/2026	5.375%	454,000	202,988
04/01/2027	6.875%	140,000	62,894
CrownRock LP/Finance, Inc.(d)
10/15/2025	5.625%	219,000	215,037
Endeavor Energy Resources LP/Finance, Inc.(d)
07/15/2025	6.625%	100,000	105,089
01/30/2028	5.750%	662,000	684,215
EQT Corp.
02/01/2030	7.000%	228,000	264,237
Hilcorp Energy I LP/Finance Co.(d)
10/01/2025	5.750%	265,000	251,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jagged Peak Energy LLC
05/01/2026	5.875%	214,000	219,354
Matador Resources Co.
09/15/2026	5.875%	667,000	506,978
Noble Energy, Inc.
11/15/2043	5.250%	583,000	792,410
Occidental Petroleum Corp.
08/15/2022	2.700%	568,000	549,414
07/15/2025	8.000%	786,000	860,223
03/15/2046	6.600%	384,000	374,461
04/15/2046	4.400%	118,000	96,058
08/15/2049	4.400%	235,000	191,392
Parsley Energy LLC/Finance Corp.(d)
10/15/2027	5.625%	384,000	402,031
02/15/2028	4.125%	208,000	206,970
QEP Resources, Inc.
03/01/2026	5.625%	235,000	136,936
SM Energy Co.
06/01/2025	5.625%	85,000	44,699
09/15/2026	6.750%	450,000	224,900
01/15/2027	6.625%	190,000	94,882
WPX Energy, Inc.
09/15/2024	5.250%	434,000	447,139
06/15/2028	5.875%	138,000	140,638
01/15/2030	4.500%	865,000	806,047
Total			13,721,607
Integrated Energy 0.2%
Cenovus Energy, Inc.
07/15/2025	5.375%	144,000	144,236
04/15/2027	4.250%	10,000	9,457
11/15/2039	6.750%	309,000	321,737
06/15/2047	5.400%	10,000	9,000
Suncor Energy, Inc.
11/15/2047	4.000%	650,000	731,589
Total Capital International SA
06/29/2060	3.386%	975,000	1,154,020
Total			2,370,039
Leisure 0.2%
Boyne U.S.A., Inc.(d)
05/01/2025	7.250%	296,000	316,385
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(d)
05/01/2025	5.500%	300,000	305,757
Cinemark USA, Inc.(d)
05/01/2025	8.750%	121,000	125,677
Live Nation Entertainment, Inc.(d)
05/15/2027	6.500%	258,000	277,425
10/15/2027	4.750%	238,000	219,959

Columbia Corporate Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	288,000	275,269
Six Flags Theme Parks, Inc.(d)
07/01/2025	7.000%	207,000	222,161
Vail Resorts, Inc.(d)
05/15/2025	6.250%	37,000	39,836
Viking Cruises Ltd.(d)
09/15/2027	5.875%	362,000	235,598
Total			2,018,067
Life Insurance 6.6%
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,475,360
Brighthouse Financial, Inc.
06/22/2047	4.700%	325,000	320,692
Five Corners Funding Trust(d)
11/15/2023	4.419%	23,065,000	25,767,785
Guardian Life Insurance Co. of America (The)(d)
Subordinated
06/19/2064	4.875%	2,935,000	4,166,266
Massachusetts Mutual Life Insurance Co.(d)
Subordinated
04/01/2077	4.900%	2,892,000	3,992,123
MassMutual Global Funding II(d)
07/01/2022	2.250%	5,005,000	5,189,600
Northwestern Mutual Life Insurance Co. (The)(d)
09/30/2059	3.625%	5,358,000	6,411,150
Peachtree Corners Funding Trust(d)
02/15/2025	3.976%	16,462,000	18,150,074
Principal Life Global Funding II(d)
11/21/2024	2.250%	7,165,000	7,615,759
Teachers Insurance & Annuity Association of America(d)
Subordinated
09/15/2044	4.900%	2,560,000	3,468,685
Voya Financial, Inc.
06/15/2046	4.800%	130,000	166,110
Total			79,723,604
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	310,000	323,963
05/01/2028	5.750%	92,000	98,210
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	385,000	396,850
Total			819,023
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.4%
Clear Channel International BV(d),(h)
08/01/2025	6.625%	274,000	280,165
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	353,000	320,497
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	208,000	204,703
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	204,000	156,374
08/15/2027	6.625%	79,000	43,248
Discovery Communications LLC
09/20/2037	5.000%	965,000	1,178,564
05/15/2049	5.300%	4,752,000	6,105,668
Fox Corp.
01/25/2039	5.476%	629,000	865,242
iHeartCommunications, Inc.
05/01/2026	6.375%	261,962	277,212
05/01/2027	8.375%	476,518	475,415
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	102,000	103,244
01/15/2028	4.750%	266,000	264,440
Lamar Media Corp.(d)
01/15/2029	4.875%	131,000	137,868
Netflix, Inc.
11/15/2028	5.875%	914,000	1,131,903
05/15/2029	6.375%	388,000	492,670
Netflix, Inc.(d)
11/15/2029	5.375%	247,000	298,857
Outfront Media Capital LLC/Corp.(d)
03/15/2030	4.625%	367,000	343,808
Scripps Escrow, Inc.(d)
07/15/2027	5.875%	164,000	164,580
TEGNA, Inc.(d)
09/15/2029	5.000%	156,000	157,140
Walt Disney Co. (The)
05/13/2060	3.800%	3,230,000	3,961,551
Total			16,963,149
Metals and Mining 0.5%
Alcoa Nederland Holding BV(d)
09/30/2024	6.750%	245,000	255,033
Big River Steel LLC/Finance Corp.(d)
09/01/2025	7.250%	460,000	463,797
Constellium NV(d)
03/01/2025	6.625%	613,000	637,411
02/15/2026	5.875%	624,000	651,884

8	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(d)
06/15/2028	5.625%	130,000	135,870
Freeport-McMoRan, Inc.
11/14/2024	4.550%	210,000	230,379
09/01/2029	5.250%	386,000	427,034
08/01/2030	4.625%	471,000	504,453
03/15/2043	5.450%	653,000	725,867
HudBay Minerals, Inc.(d)
01/15/2023	7.250%	239,000	242,281
01/15/2025	7.625%	616,000	623,627
Novelis Corp.(d)
09/30/2026	5.875%	318,000	339,085
01/30/2030	4.750%	836,000	872,987
Total			6,109,708
Midstream 4.5%
Buckeye Partners LP
10/15/2024	4.350%	194,000	194,299
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	442,822
DCP Midstream Operating LP
05/15/2029	5.125%	341,000	342,542
04/01/2044	5.600%	230,000	201,949
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	200,936
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	271,743
05/15/2050	5.000%	2,770,000	2,757,846
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,536,876
EQM Midstream Partners LP(d)
07/01/2025	6.000%	212,000	224,098
07/01/2027	6.500%	204,000	224,762
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	111,000	102,813
02/01/2028	7.750%	134,000	129,164
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	393,000	385,744
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,171,000	6,164,725
Kinder Morgan, Inc.
02/15/2046	5.050%	3,859,000	4,757,798
MPLX LP
04/15/2048	4.700%	6,890,000	7,452,339
NuStar Logistics LP
06/01/2026	6.000%	132,000	135,265
04/28/2027	5.625%	247,000	241,281
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,460,000	10,657,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	227,000	210,727
Sunoco LP/Finance Corp.
01/15/2023	4.875%	126,000	127,997
Tallgrass Energy Partners LP/Finance Corp.(d)
01/15/2028	5.500%	228,000	202,905
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	123,000	127,001
01/15/2028	5.000%	357,000	364,263
Targa Resources Partners LP/Finance Corp.(d)
03/01/2030	5.500%	518,000	547,801
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	363,000	359,070
Western Gas Partners LP
08/15/2048	5.500%	6,216,000	5,551,490
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,699,000	9,110,222
Total			54,025,801
Natural Gas 2.3%
NiSource, Inc.
09/01/2029	2.950%	15,905,000	17,840,727
05/01/2030	3.600%	2,645,000	3,114,880
05/15/2047	4.375%	2,795,000	3,693,360
Sempra Energy
02/01/2028	3.400%	2,230,000	2,521,445
Total			27,170,412
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	149,000	139,698
Archrock Partners LP/Finance Corp.(d)
04/01/2028	6.250%	142,000	144,521
Nabors Industries Ltd.(d)
01/15/2026	7.250%	308,000	198,174
01/15/2028	7.500%	119,000	75,615
SESI LLC
09/15/2024	7.750%	108,000	36,634
Transocean Guardian Ltd.(d)
01/15/2024	5.875%	98,280	87,036
Transocean Poseidon Ltd.(d)
02/01/2027	6.875%	104,000	93,792
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	125,000	109,688
Transocean, Inc.(d)
02/01/2027	8.000%	115,000	56,126

Columbia Corporate Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	138,000	140,041
Total			1,081,325
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	62,000	66,827
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	377,000	342,963
02/01/2027	4.250%	28,000	23,645
Total			366,608
Packaging 0.3%
ARD Finance SA(d),(e)
06/30/2027	6.500%	70,000	71,517
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
02/15/2025	6.000%	517,000	540,183
08/15/2026	4.125%	594,000	616,812
08/15/2027	5.250%	257,000	268,614
08/15/2027	5.250%	207,000	215,175
Berry Global, Inc.
07/15/2023	5.125%	632,000	640,934
BWAY Holding Co.(d)
04/15/2024	5.500%	198,000	201,905
Flex Acquisition Co., Inc.(d)
07/15/2026	7.875%	299,000	310,564
Reynolds Group Issuer, Inc./LLC(d)
07/15/2024	7.000%	374,000	383,810
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	178,000	189,850
08/15/2027	8.500%	399,000	437,452
Total			3,876,816
Pharmaceuticals 2.1%
AbbVie, Inc.(d)
11/21/2049	4.250%	9,830,000	12,579,267
Amgen, Inc.
02/21/2027	2.200%	3,870,000	4,138,270
02/21/2050	3.375%	3,989,000	4,693,359
Bausch Health Companies, Inc.(d)
05/15/2023	5.875%	34,000	34,014
03/15/2024	7.000%	250,000	261,568
04/15/2025	6.125%	438,000	452,543
11/01/2025	5.500%	273,000	283,193
04/01/2026	9.250%	269,000	302,833
01/31/2027	8.500%	253,000	282,892
01/15/2028	7.000%	78,000	84,977
02/15/2029	6.250%	492,000	523,051
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	92,000	97,862
Endo Dac/Finance LLC/Finco, Inc.(d)
07/31/2027	9.500%	254,000	274,241
06/30/2028	6.000%	100,000	76,301
Jaguar Holding Co. II/PPD Development LP(d)
06/15/2025	4.625%	107,000	112,675
06/15/2028	5.000%	99,000	105,456
Mylan NV
06/15/2046	5.250%	585,000	768,629
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	512,000	544,850
Total			25,615,981
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	476,000	505,170
HUB International Ltd.(d)
05/01/2026	7.000%	424,000	450,657
USI, Inc.(d)
05/01/2025	6.875%	120,000	123,402
Total			1,079,229
Railroads 0.7%
CSX Corp.
09/15/2049	3.350%	2,985,000	3,475,270
Union Pacific Corp.
08/15/2059	3.950%	1,856,000	2,361,205
03/20/2060	3.839%	1,100,000	1,404,047
02/05/2070	3.750%	690,000	841,579
Total			8,082,101
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(d)
10/15/2025	5.000%	592,000	607,610
IRB Holding Corp.(d)
06/15/2025	7.000%	185,000	201,845
02/15/2026	6.750%	624,000	627,143
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)
06/01/2026	5.250%	400,000	418,719
Total			1,855,317
Retailers 1.1%
Burlington Coat Factory Warehouse Corp.(d)
04/15/2025	6.250%	34,000	36,370
L Brands, Inc.(d)
07/01/2025	6.875%	183,000	196,997
07/01/2025	9.375%	64,000	71,362

10	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	113,000	116,108
11/01/2035	6.875%	227,000	217,380
Lowe’s Companies, Inc.
05/03/2047	4.050%	3,170,000	3,967,111
PetSmart, Inc.(d)
03/15/2023	7.125%	453,000	457,390
06/01/2025	5.875%	77,000	79,145
Target Corp.
09/15/2030	2.650%	7,690,000	8,656,190
Total			13,798,053
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	162,000	167,359
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(d)
03/15/2026	7.500%	147,000	165,564
02/15/2028	5.875%	378,000	416,859
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	339,000	360,403
02/15/2030	4.875%	124,000	133,723
Kroger Co. (The)
01/15/2048	4.650%	3,633,000	4,865,806
Total			6,109,714
Technology 3.5%
Apple, Inc.
02/09/2045	3.450%	2,485,000	3,074,388
Ascend Learning LLC(d)
08/01/2025	6.875%	280,000	288,775
08/01/2025	6.875%	205,000	210,095
Banff Merger Sub, Inc.(d)
09/01/2026	9.750%	56,000	59,186
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	82,000	90,452
03/01/2026	9.125%	50,000	53,155
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	140,000	151,876
Broadcom, Inc.(d)
11/15/2030	4.150%	11,580,000	13,037,168
BY Crown Parent LLC/Bond Finance, Inc.(d)
01/31/2026	4.250%	86,000	89,170
Camelot Finance SA(d)
11/01/2026	4.500%	257,000	267,501
CommScope Technologies LLC(d)
06/15/2025	6.000%	263,000	268,825
Ensemble S Merger Sub, Inc.(d)
09/30/2023	9.000%	87,000	88,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gartner, Inc.(d)
04/01/2025	5.125%	389,000	404,158
07/01/2028	4.500%	276,000	290,777
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(d)
11/30/2024	10.000%	323,000	344,655
Intel Corp.
02/15/2060	3.100%	3,515,000	4,083,804
International Business Machines Corp.
05/15/2050	2.950%	3,345,000	3,676,271
Iron Mountain, Inc.(d)
07/15/2028	5.000%	188,000	196,151
07/15/2030	5.250%	479,000	501,324
Microchip Technology, Inc.(d)
09/01/2025	4.250%	213,000	223,060
NCR Corp.
07/15/2022	5.000%	243,000	243,841
NCR Corp.(d)
04/15/2025	8.125%	274,000	304,097
09/01/2027	5.750%	274,000	284,096
09/01/2029	6.125%	215,000	235,643
NXP BV/Funding LLC/USA, Inc.(d)
05/01/2030	3.400%	1,375,000	1,519,873
Oracle Corp.
04/01/2060	3.850%	6,860,000	8,608,015
Plantronics, Inc.(d)
05/31/2023	5.500%	468,000	442,349
QUALCOMM, Inc.
05/20/2047	4.300%	1,075,000	1,446,119
Qualitytech LP/QTS Finance Corp.(d)
11/15/2025	4.750%	502,000	524,501
Refinitiv US Holdings, Inc.(d)
11/15/2026	8.250%	584,000	644,537
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	83,000	91,355
Solera LLC/Finance, Inc.(d)
03/01/2024	10.500%	68,000	71,950
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	175,000	183,778
Tempo Acquisition LLC/Finance Corp.(d),(i)
06/01/2025	6.750%	243,000	251,838
Verscend Escrow Corp.(d)
08/15/2026	9.750%	505,000	559,786
Total			42,810,930
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,633,936

Columbia Corporate Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.(d)
03/15/2025	5.250%	168,000	160,355
ERAC U.S.A. Finance LLC(d)
11/01/2046	4.200%	3,450,000	3,612,322
FedEx Corp.
04/01/2046	4.550%	4,195,000	5,030,782
Hertz Corp. (The)(d),(g)
06/01/2022	0.000%	298,000	262,977
01/15/2028	0.000%	438,000	172,801
United Parcel Service, Inc.
11/15/2047	3.750%	1,110,000	1,375,421
09/01/2049	3.400%	1,385,000	1,645,963
XPO Logistics, Inc.(d)
06/15/2022	6.500%	180,000	180,490
Total			12,441,111
Wireless 2.2%
Altice France Holding SA(d)
05/15/2027	10.500%	329,000	376,416
02/15/2028	6.000%	377,000	376,003
Altice France SA(d)
05/01/2026	7.375%	653,000	695,919
02/01/2027	8.125%	372,000	415,528
01/15/2028	5.500%	274,000	287,916
American Tower Corp.
07/15/2027	3.550%	4,395,000	5,012,387
08/15/2029	3.800%	5,130,000	6,007,068
SBA Communications Corp.
09/01/2024	4.875%	470,000	483,641
SBA Communications Corp.(d)
02/15/2027	3.875%	277,000	286,727
Sprint Capital Corp.
03/15/2032	8.750%	125,000	192,898
Sprint Corp.
06/15/2024	7.125%	316,000	368,970
03/01/2026	7.625%	552,000	690,563
T-Mobile U.S.A., Inc.
02/01/2026	4.500%	314,000	324,501
02/01/2028	4.750%	324,000	351,281
T-Mobile U.S.A., Inc.(d)
04/15/2030	3.875%	9,700,000	11,114,901
Total			26,984,719
Wirelines 3.6%
AT&T, Inc.
12/15/2043	5.350%	845,000	1,083,612
06/15/2045	4.350%	15,307,000	18,192,508
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc.
03/15/2022	5.800%	370,000	389,887
12/01/2023	6.750%	775,000	860,125
04/01/2025	5.625%	155,000	165,693
CenturyLink, Inc.(d)
12/15/2026	5.125%	194,000	202,920
02/15/2027	4.000%	205,000	214,279
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	313,000	313,505
03/01/2028	6.125%	413,000	426,459
Level 3 Financing, Inc.
05/01/2023	5.125%	303,000	304,141
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	135,796
Telefonica Emisiones SAU
03/06/2048	4.895%	1,310,000	1,647,231
Verizon Communications, Inc.
09/21/2028	4.329%	15,500,000	19,094,431
Total			43,030,587
Total Corporate Bonds & Notes (Cost $966,751,875)			1,069,998,068

Foreign Government Obligations(j) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	251,000	237,453
Total Foreign Government Obligations (Cost $255,768)			237,453

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.675%	245,513	241,401
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.925%	78,084	74,701
Total			316,102
Food and Beverage 0.0%
BellRing Brands LLC(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	183,300	183,758

12	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(k),(l)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.911%	44,000	42,460
Total			226,218
Metals and Mining 0.0%
Big River Steel LLC(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	249,978	237,479
Technology 0.1%
Epicore Software Corp.(i),(k),(l)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028		101,000	103,020
Informatica LLC(k)
2nd Lien Term Loan
02/25/2025	7.125%	132,000	133,099
Project Alpha Intermediate Holding, Inc.(k),(l)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	190,277	185,758
Total			421,877
Total Senior Loans (Cost $1,215,141)			1,201,676

U.S. Treasury Obligations 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2022	0.125%	5,640,000	5,640,221
06/30/2025	0.250%	3,450,000	3,456,199
06/30/2027	0.500%	8,300,000	8,364,844
02/15/2050	2.000%	4,485,000	5,391,110
Total U.S. Treasury Obligations (Cost $22,568,071)			22,852,374

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(m),(n)	78,566,167	78,566,167
Total Money Market Funds (Cost $78,542,413)		78,566,167
Total Investments in Securities (Cost: $1,070,410,738)		1,172,884,838
Other Assets & Liabilities, Net		37,845,044
Net Assets		1,210,729,882

At July 31, 2020, securities and/or cash totaling $3,060,601 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	412	09/2020	USD	75,099,875	1,630,611	—
U.S. Treasury 10-Year Note	110	09/2020	USD	15,408,594	31,537	—
U.S. Treasury 2-Year Note	218	09/2020	USD	48,174,594	54,144	—
U.S. Treasury 5-Year Note	696	09/2020	USD	87,783,000	441,342	—
Total					2,157,634	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(450)	09/2020	USD	(71,662,500)	—	(1,070,446)
U.S. Ultra Treasury Bond	(356)	09/2020	USD	(81,056,750)	—	(3,164,995)
Total					—	(4,235,441)
Columbia Corporate Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2020, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $247,905,636, which represents 20.48% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2020, the total value of these securities amounted to $445,303, which represents 0.04% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(m)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	104,909,140	95,685,818	(122,005,373)	(23,418)	78,566,167	4,593	63,257	78,566,167
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Corporate Income Fund | Quarterly Report 2020